Financial result (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Financial result
Finance expense	€ (947)	€ (596)	€ (1,995)	€ (4,427)
Interest expense on lease liabilities	(33)	(37)	(70)	(73)
Long-term debt	(583)	(537)	(1,150)	(1,061)
Expense from revaluation of derivative financial instruments				(3,222)
Change in fair value of bond funds	(330)	(22)	(773)	(66)
Other	(1)		(2)	(5)
Finance income	1,040	1,974	2,439	107
Payout of bond funds		6	77	37
Income from revaluation of derivative financial instruments	1,037	1,966	2,353
Other	3	2	9	70
Financial result	€ 93	€ 1,378	€ 444	€ (4,320)